Capital Stock - Common Stock Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Common Stock, Shares Outstanding [Roll Forward]
Beginning of period	116,902,355	124,000,000	100,000,000
End of period	117,300,618	116,902,355	124,000,000
Common Stock
Common Stock, Shares Outstanding [Roll Forward]
Beginning of period	117,000,000	124,000,000	100,000,000
Common stock offering, including shares sold through underwriter's option	0	0	24,000,000
Shares issued as consideration for the ECP Acquisition	0	3,000,000	0
Shares repurchases (in treasury)	0	(11,000,000)	0
Share issued under long-term compensation plans	0	1,000,000	0
End of period	117,000,000	117,000,000	124,000,000